Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule Of Acquisition Costs [Table Text Block]	These costs are included in operating expenses as follows:
Consulting expenses	$274,000
Professional fees	225,000
General and administrative expenses	29,000
Total acquisition costs	$528,000

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table represents the allocation of the purchase consideration to the assets acquired and liabilities assumed on February 8, 2012. It has been revised to reflect an immaterial measurement period change (See Note 11):

Estimated Fair Value
Purchase Consideration:
Series E Preferred Stock	$18,760,610
Contingent Consideration	11,109,020
Replacement Warrants	1,883,751
Total Consideration	$31,753,381
Tangible Assets Acquired:
Cash	$24,563
Receivables	35,394
Property and equipment	772,486
Other	87,391
Identifiable Intangible Assets Acquired:
IPR&D Technology	29,585,000
Trademarks and Tradename	1,990,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses	(1,044,530)
Other	(118,617)
Goodwill	421,694
$31,753,381